DEPOSITS BY CUSTOMERS	12 Months Ended
Dec. 31, 2024
DEPOSITS BY CUSTOMERS.
DEPOSITS BY CUSTOMERS
NOTE 15. DEPOSITS BY CUSTOMERS
The detail of the deposits of Bancolombia Group as of December 31, 2024 and 2023 is as follows:

Deposits	December 31, 2024	December 31, 2023
In millions of COP
Saving accounts(1)(2)	124,636,994	108,971,334
Time deposits(3)	109,760,722	98,686,516
Checking accounts	38,033,696	34,993,066
Other deposits(1)	6,627,989	5,290,264
Total deposits by customers	279,059,401	247,941,180
(1) As of December 31, 2024 and 2023 includes Nequi Deposits by COP 4,449,420 and COP 2,924,906, respectively, the variation is mainly due to an increase in the number of customers and transactions.
(2) The increase is mainly explained by Bancolombia S.A and the 15.36% devaluation of the Colombian peso against the US dollar as of December 2023, which has an upward impact on the balances of foreign subsidiaries.
(3) The increase is mainly in Bancolombia S.A. in time deposits with maturities less than 6 months and between 6 months and 12 months.
The following table details the time deposits issued by Bancolombia Group:
As of December 31, 2024

Time deposits	Effective interest rate		December 31, 2024
Modality	Minimum	Maximum	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.01%	10.60%	27,429,721	27,305,410
Between 6 months and 12 months	0.01%	12.00%	21,295,319	21,140,127
Between 12 months and 18 months	1.35%	14.55%	17,826,919	17,878,843
Greater than 18 months	0.01%	17.65%	43,208,763	43,839,953
Total time deposits			109,760,722	110,164,333
(1)See Note 30. Fair value of assets and liabilities.
As of December 31, 2023

Time deposits	Effective interest rate		December 31, 2023
Modality	Minimum	Maximum	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.10%	15.52%	17,641,158	17,494,878
Between 6 months and 12 months	0.50%	17.32%	18,422,400	18,314,065
Between 12 months and 18 months	0.85%	20.52%	17,523,847	17,647,508
Greater than 18 months	0.01%	20.86%	45,099,111	46,629,404
Total time deposits			98,686,516	100,085,855
(1)See Note 30. Fair value of assets and liabilities.
The detail of time deposits issued by Bancolombia Group by maturity is as follows:
As of December 31, 2024

December 31, 2024
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	86,592,320	86,553,690
Between 1 and 3 years	10,868,175	10,919,972
Between 3 and 5 years	2,490,326	2,462,312
Greater than 5 years	9,809,901	10,228,359
Total	109,760,722	110,164,333
(1)See Note 30. Fair value of assets and liabilities.
As of December 31, 2023

December 31, 2023
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	71,178,788	71,315,171
Between 1 and 3 years	13,715,792	13,949,647
Between 3 and 5 years	3,197,528	3,256,102
Greater than 5 years	10,594,408	11,564,935
Total	98,686,516	100,085,855
(1)See Note 30. Fair value of assets and liabilities.